Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Intercompany balances and transactions between the Company and its controlled subsidiaries have been eliminated.
The preparation of these consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.
The Merger was accounted for as a reverse recapitalization and operations and cash flows presented prior to the Closing Date represent those of Legacy Aurora and its consolidated subsidiaries (see Note 3 – Acquisitions).

Collaboration Revenue
Collaboration Revenue
In January 2021, the Company entered into a collaboration framework agreement with Toyota Motor Corporation (“Toyota”) with the intention of deploying the Aurora Driver into a fleet of Toyota Sienna vehicles, subject to further agreement of a collaboration project plan that was signed in August 2021.
Collaboration revenue is recognized using the input measure of hours expended as a percentage of total estimated hours to complete the collaboration project plan. Differences between collaboration revenue recognized and payments collected under the agreement are recognized as a contract asset or contract liability at the end of each reporting period.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents are deposits and highly liquid investments that are readily convertible to known amounts of cash and are subject to insignificant risk of change include due to interest rate, quoted price, or penalty of withdrawal. U.S. Treasury securities with a maturity, when purchased, of 90 days or less are considered to be cash equivalents.
Restricted cash consists of funds that are contractually restricted as to usage or withdrawal, typically due to the Company’s operating lease agreements. Due to these restrictions, the Company has presented restricted cash separately from cash and cash equivalents on the balance sheet.

Short-term Investments
Short-term Investments
The Company’s short-term investments in U.S. Treasury securities have been classified and accounted for as available-for-sale. The Company measures short-term investments at fair value on a recurring basis based on quoted market prices, and unrealized gains and losses, net of taxes, are included in other comprehensive loss. Upon sale, realized gains and losses are recognized in other income (expense), net on the statements of operations. No impairment losses have been recognized on short-term investments in the periods presented.
The Company’s short-term investments in U.S. Treasury securities with a maturity, when purchased, of 90 days or less are considered highly liquid investments and are reported as cash equivalents.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, management uses a fair value hierarchy, which prioritizes the inputs used to measure fair value. The three levels of the fair value hierarchy are set forth below:

Level 1:	Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2:	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly for the full term of the assets or liabilities.

Level 3:	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.
Our primary financial instruments include cash, cash equivalents, restricted cash, short-term investments, accounts payable, accrued liabilities, and derivative liabilities. For the financial instruments not measured at fair value on a recurring basis, their estimated fair value approximates their carrying value due to the short-term maturities of these instruments.
Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives, which is twenty years for buildings; the shorter of the lease term and the estimated useful life (up to seven years) for leasehold improvements; and over three to five years for all other asset categories.

Leases
Leases
The Company determines whether a contract contains a lease at inception. The Company leases real estate and equipment which have been recognized as operating leases, except for those leases with a lease term of 12 months or less which are recognized as short-term leases and expensed on a straight-line basis.
Variable lease payments that do not depend on an index or rate are not included in the initial measurement of operating lease liabilities. Certain lease contracts include non-lease components, such as operations and maintenance. The Company combines and accounts for lease and these non-lease components as a single lease component. Certain real estate leases include one or more options to renew; the exercise of lease renewal options is at the Company’s discretion and is included in the lease term when it is determined that the options are reasonably certain to be exercised. The discount rates utilized to measure operating lease liabilities are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in lease agreements cannot be readily determined.

Business Combinations
Business Combinations
The Company allocates the fair value of purchase consideration to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value of purchase consideration over the net assets acquired is recorded as goodwill. Measurement period adjustments are reflected at the time identified, up through the conclusion of the measurement period, which is the time at which all necessary information is received, and is not to exceed one year from the acquisition date.

Impairment of Goodwill	Goodwill is evaluated for impairment annually on December 31, or whenever events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of goodwill over its implied fair value.
Impairment of Acquired Intangible Assets	Acquired intangible assets primarily consist of in-process research and development (“IPR&D”) from the Company’s historical acquisitions. IPR&D assets that have not been completed are subject to impairment considerations annually on December 31, or whenever events or circumstances indicate that the carrying amounts may not be recoverable. No impairment losses were recognized on acquired intangible assets during the periods presented.
Impairment of Long-Lived Assets	Long-lived assets, such as property and equipment and operating lease right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company performs impairment testing at the level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability is measured by comparing the carrying amounts to the expected future undiscounted cash flows attributable to the assets. If it is determined that an asset may not be recoverable, an impairment is recognized to the extent that the carrying amount exceeds its fair value. No material impairment losses were recognized on long-lived assets during the periods presented.
Research and Development
Research and Development
Research and development costs are expensed as incurred, and consist primarily of personnel costs, hardware and electrical engineering prototyping, cloud computing, data labeling, and third-party development services. To date, the Company has not capitalized software development costs related to the development of the Aurora Driver due to the remaining planning, designing, coding and testing activities necessary for technology validation and safe autonomous operation.

Stock-based Compensation
Stock-based Compensation
The Company measures stock-based compensation using the fair value based method on the grant date. Restricted stock units (“RSUs”) are measured based on fair value of the Company’s publicly traded common stock, while stock options are measured using a Black-Scholes option pricing model with assumptions including expected term, risk-free interest rate, and expected volatility. Due to the Company’s limited historical stock option exercise experience as a public company, the expected term of stock options is determined utilizing the simplified method based on vesting and contractual terms. The expected volatility is determined based on the historical volatility of comparable public companies over the expected term of the stock option. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.
Stock-based compensation for awards with only service conditions is recognized on a straight-line basis over the requisite service period, which is generally the vesting period, while awards with service and performance conditions is recognized on a graded-vesting basis over the requisite service period. The Company recognizes the effect of forfeitures in the period they occur.

Derivative Liabilities
Derivative Liabilities
The Company accounts for the public and private placement stock purchase warrants (collectively “the warrants”) as derivative liabilities. The liabilities are measured at fair value on a recurring basis with any changes in fair value reflected in the statement of operations until the warrants are exercised, redeemed, or expire.
The Company accounts for shares held by Reinvent Sponsor Y LLC (the “Sponsor”) not forfeited under the terms of the Merger Agreement and subject to price based vesting terms (the “Earnout Shares”) as derivative liabilities. The liability is measured at fair value on a recurring basis with any changes in fair value reflected in the statement of operations until the vesting conditions are met or the shares expire.
Income Taxes
Income Taxes
The Company accounts for income taxes using the asset-and-liability method. Deferred tax assets and liabilities are recognized based upon the temporary differences between the financial reporting and tax basis of assets and liabilities using enacted rates in effect for the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets when it is more likely than not that a portion or all of the deferred tax assets will not be realized.
The Company records uncertain tax positions on the basis of a two-step process in which: (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of technical merits of the position, and (2) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the tax benefit as the largest amount that is cumulatively more likely than not to be realized upon ultimate settlement with the related tax authority.

Commitments and Contingencies
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Certain Risks and Uncertainties
Certain Risks and Uncertainties
The Company’s operations are principally funded by available liquidity from cash, cash equivalents and short-term investments. Management expects to continue to incur operating losses and that the Company will need to opportunistically raise additional capital to support the continued development and commercialization of the Aurora Driver. Management believes that cash on hand and short-term investments will be sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of these financial statements.
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash, cash equivalents and short-term investments. The Company primarily maintains its cash and cash equivalents at U.S. commercial banks, while its short-term investments primarily consist of U.S. Treasury securities. Cash and cash equivalents deposited with domestic commercial banks generally exceed the Federal Deposit Insurance Corporation insurable limit, though the Company has not experienced any credit losses on its deposits.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
In December 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Simplifying the Accounting for Income Taxes, which simplifies accounting for income taxes by revising or clarifying existing guidance in ASC 740, Income Taxes, as well as removing certain exceptions within ASC 740. The Company adopted the standard effective January 1, 2022 and there was not a material impact.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, that replaces the incurred loss impairment methodology in current GAAP. The new impairment model requires immediate recognition of estimated credit losses expected to occur for most financial assets and certain other instruments. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first effective reporting period. The Company adopted the standard effective January 1, 2022 and there was not a material impact.